Note 26 - Derivative financial instruments - Net Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Derivatives with positive fair values	$ 7,484	$ 9,801
Derivatives with negative fair values	(8,300)	(11,150)
Total	(816)	(1,349)
Other derivatives [member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Derivatives with positive fair values	7,484	9,801
Derivatives with negative fair values	$ (8,300)	$ (11,150)